PREPAID PURCHASES	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID PURCHASES	Prepaid purchases represent amounts prepaid to suppliers for the purchases of raw materials and accessories.